Benefit Plans (Tables)	12 Months Ended
Jun. 30, 2011
Benefit Plans (Tables) [Abstract]
Summary of changes in benefit obligations, plan assets and funded status for the post employment plans
The changes in benefit obligations, plan assets and funded status for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Change in benefit obligation:
Benefit obligation at beginning of the year	$51,114	$45,466	$4,593	$4,353
Service cost	460	574	39	52
Interest cost	2,232	2,911	235	259
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)
Amendments	151
Actuarial loss (gain) during year	1,389	3,964	(10)	120

Benefit obligation at end of year	$53,490	$51,114	$4,667	$4,593

Change in plan assets:
Fair value of plan assets at beginning of year	$5,229	$4,757
Actual gain (loss) on plan assets	984	575
Employer contributions	1,699	1,698	$190	$191
Plan participants’ contributions			37	35
Benefits paid	(1,856)	(1,801)	(227)	(226)

Fair value of plan assets at end of year	$6,056	$5,229	$0	$0

Funded status at end of year	$(47,434)	$(45,885)	$(4,667)	$(4,593)

The amounts recognized in the consolidated balance sheets and in accumulated other comprehensive income (loss) for the postemployment plans were as follows:

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Amounts recognized in the consolidated balance sheets:
Other current liabilities	$4,151	$1,698	$220	$220
Postemployment benefits	43,283	44,187	4,447	4,373

Net amount recognized	$47,434	$45,885	$4,667	$4,593

Amounts recognized in accumulated other comprehensive income (loss):
Net actuarial (loss) gain	$(15,012)	$(15,670)	$892	$965
Prior service cost	(3,808)	(4,368)	(274)	(413)

Total amounts recognized in accumulated other comprehensive income (loss)	$(18,820)	$(20,038)	$618	$552

Information for pension plans with projected benefit obligations in excess of plan assets

	Pension Benefits
June 30,	2011	2010

Projected benefit obligations	$53,490	$51,114
Accumulated benefit obligations	43,528	39,363
Fair value of plan assets	6,056	5,229

Net periodic costs

	Pension Benefits			Retiree Health Care Benefits
Year Ended June 30,	2011	2010	2009	2011	2010	2009

Service cost	$460	$574	$2,139	$39	$52	$41
Interest cost	2,232	2,911	2,518	235	259	228
Expected return on plan assets	(385)	(351)	(436)
Recognized net actuarial loss (gain)	1,449	924	911	(83)	(87)	(125)
Amortization of prior service cost	710	797	920	139	148	119

Net periodic cost	$4,466	$4,855	$6,052	$330	$372	$263

Weighted-average actuarial assumptions used to determine benefit obligations and net periodic benefit cost

	Pension Benefits		Retiree Health Care Benefits
June 30,	2011	2010	2011	2010

Assumptions used to determine benefit obligations at year end:
Discount rate	4.5%	4.3%	5.5%	5.5%
Rate of compensation increase	5.5%	5.5%	N/A	N/A
Assumptions used to determine net periodic benefit cost:
Discount rate	4.3%	6.0%	5.5%	6.3%
Expected return on plan assets	7.5%	7.5%	N/A	N/A
Rate of compensation increase	5.5%	5.5%	N/A	N/A

One-Percentage Point Change in Assumed Health Care Cost Trend Rates

	One-Percentage Point
	Increase	Decrease

Effect on total service and interest cost components of periodic expense	$47	$(39)
Effect on postretirement benefit obligation	722	(598)

Defined Benefit Plan Asset Information

	Target Allocation	Fair Value
		2011	2010

Asset Class:
Equity securities	40 – 70%	$3,876	$2,987
Debt securities	20 – 50%	1,756	1,977
Other	0 – 20%	424	265

Total	100%	$6,056	$5,229

Estimated future benefit payments

		Retiree Health Care
During Fiscal Years	Pension Benefits	Benefits

2012	$4,300	$200
2013	4,300	300
2014	5,600	200
2015	5,000	200
2016	5,100	200
2017 through 2021	25,500	1,500